Accumulated other comprehensive income, net of tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated other comprehensive income, net of tax
Accumulated other comprehensive income - Opening Balance	$ 758	$ 784
Total net foreign currency translation adjustments	(39)		$ (2)
Total unrealized gain on available-for-sale debt securities	25
Total defined benefit pension adjustment	108	(27)	11
Total other comprehensive income / (loss), net	94	(27)	9
Accumulated other comprehensive income - Closing Balance	852	$ 758	$ 784
other comprehensive income	$ 0